Trade Accounts Receivable - Disclosure of Credit Risk Exposure - Corporate Customers [Member] (Detail) - Trade receivables [member] - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Financial assets	S/ 1,044,521	S/ 906,634	S/ 613,306
Current (not past due) [member]
Disclosure of credit risk exposure [line items]
Financial assets	451,002	449,923	379,188
1 - 90 days past due [member]
Disclosure of credit risk exposure [line items]
Financial assets	262,668	255,084	117,159
91 - 180 days past due [member]
Disclosure of credit risk exposure [line items]
Financial assets	134,614	59,812	43,484
181 - 360 days past due [member]
Disclosure of credit risk exposure [line items]
Financial assets	98,258	74,764	31,686
More than 360 days past due [member]
Disclosure of credit risk exposure [line items]
Financial assets	97,979	67,051	41,789
Corporate [Member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	995,539	870,704	536,480
Corporate [Member] | Loss allowance [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 62,798	S/ 31,723	S/ 22,714
Corporate [Member] | Current (not past due) [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.26%	0.13%	0.33%
Corporate [Member] | Current (not past due) [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 418,626	S/ 439,258	S/ 335,439
Corporate [Member] | Current (not past due) [member] | Loss allowance [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 1,103	S/ 573	S/ 1,114
Corporate [Member] | 1 - 90 days past due [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.67%	0.57%	2.04%
Corporate [Member] | 1 - 90 days past due [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 267,552	S/ 251,240	S/ 106,157
Corporate [Member] | 1 - 90 days past due [member] | Loss allowance [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 1,782	S/ 1,420	S/ 2,169
Corporate [Member] | 91 - 180 days past due [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	13.76%	4.67%	3.99%
Corporate [Member] | 91 - 180 days past due [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 134,059	S/ 58,196	S/ 41,016
Corporate [Member] | 91 - 180 days past due [member] | Loss allowance [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 18,448	S/ 2,717	S/ 1,636
Corporate [Member] | 181 - 360 days past due [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	10.47%	10.64%	8.52%
Corporate [Member] | 181 - 360 days past due [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 95,155	S/ 71,527	S/ 26,967
Corporate [Member] | 181 - 360 days past due [member] | Loss allowance [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 9,966	S/ 7,613	S/ 2,298
Corporate [Member] | More than 360 days past due [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	39.30%	38.43%	57.61%
Corporate [Member] | More than 360 days past due [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 80,147	S/ 50,483	S/ 26,901
Corporate [Member] | More than 360 days past due [member] | Loss allowance [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 31,499	S/ 19,400	S/ 15,497